Debt (Principal Payments Due For Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Debt [Abstract]
2011	$ 25,608
2012	1,500
2013	83,500
2014	1,500
2015	1,500
Thereafter	260,250
Total	$ 373,858